Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number of Telesat Corporation Shares and stated value of the outstanding shares as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	15,106,517	$80,846	14,730,782	$63,657
Class C Shares	112,841	6,340	112,841	6,340
	15,219,358	$87,186	14,843,623	$69,997

Telesat Public Shares [Member]
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The breakdown of the number of shares of Telesat Public Shares, as at June 30, 2026, was as follows:

Telesat Public Shares
Class A Common shares	5,558,919
Class B Variable Voting shares	9,547,598
Total Telesat Public Shares	15,106,517

LP Units [Member]
Share Capital [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number and stated value of the outstanding LP Units of the Partnership as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Class B LP Units	18,059,646	$49,424	18,061,284	$49,428
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,158,008	$88,317	36,159,646	$88,321